                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-04171
--------------------------------------------------------------------------------

                      CREDIT SUISSE CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
--------------------------------------------------------------------------------
             (Address of Principal Executive Offices)     (Zip Code)

                                Hal Liebes, Esq.
                      Credit Suisse Cash Reserve Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: December 31, 2003

Date of reporting period: January 1, 2003 to December 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

ANNUAL REPORT

DECEMBER 31, 2003

- CREDIT SUISSE CASH RESERVE FUND

- CREDIT SUISSE NEW YORK TAX EXEMPT FUND


MORE COMPLETE INFORMATION ABOUT THE FUNDS, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE FUNDS' YIELDS WILL FLUCTUATE. ALTHOUGH THE FUNDS SEEK TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT THEY CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN EACH FUND. AN INVESTMENT IN EACH FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE CASH RESERVE FUND
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2003 (Unaudited)

                                                                January 23, 2004

Dear Shareholder:

   For Credit Suisse Cash Reserve Fund (the "Fund"), the annualized current yields for the seven-day period ended December 31, 2003 were 0.65%(1) and 0.40%(1) (with waivers and reimbursements) for the Fund's Common Class and Class A shares, respectively, and 0.20%(1) for the Fund's Class B and Class C shares.

   There is little doubt that 2003 was a challenging year for money market vehicles. In our opinion, two factors exerted the biggest influence on investor demand:

   - SHORT-TERM INTEREST RATES WERE SUFFICIENTLY LOW TO COMPEL MANY INVESTORS TO LOOK ELSEWHERE FOR ATTRACTIVE YIELDS. Nominal short-term interest rates started 2003 at 1.25% and were cut to 1.00% (the lowest such level since
     1958) in June. While this provided a desirable backdrop for longer-maturity fixed income instruments, it also acted to reduce the relative attraction of the shortest maturities, which serve as the core holdings of money market portfolios. The Federal Reserve (the "Fed") additionally helped keep downward pressure on market-based interest rates with frequent public statements reiterating its belief that an accommodative monetary stance was both appropriate and sustainable.

   - THE U.S. ECONOMIC RECOVERY STRENGTHENED AND GAINED MOMENTUM AS THE YEAR PROGRESSED. Many investors thus became more comfortable with growth-oriented, comparatively risky financial assets and chose to withdraw cash from money market vehicles accordingly.

   The main driver of our investment approach during the year was our conviction that the Fed would choose to keep interest rates fairly low. We thus utilized two primary strategies in an attempt to maximize the Fund's potential yield and return. First, we increased the portfolio's holdings in comparatively longer-term (I.E., up to one year) securities whose yields were correspondingly high. In the process, we lengthened the Fund's average weighted maturity to 56 days at December 31, 2003 from 34 days at the end of 2002. Second, we tried to buy opportunistically when we felt market-based rates fluctuated to attractively high levels.

   Looking ahead, we expect that the rebound in U.S. economic growth will prove sustainably strong, which has direct implications for interest rates and, therefore, money market funds as well. While we would not be surprised if the Fed chose to raise interest rates as the economy strengthens, the potential timing of such a move is unclear. We also believe that the Fed may opt to stay on the monetary sidelines if rising GDP growth remains unaccompanied by rising inflation.

   In addition, we continue to see several important trends at work in the corporate sector -- notably the deleveraging of balance sheets, the movement toward a greater degree of financial disclosure and the adoption of increasingly conservative accounting standards -- that could improve overall creditworthiness and benefit the Fund's investable universe accordingly.

   Our strategy going forward will retain the use of opportunistic buying when we feel that market-based rates are sufficiently high. Given our view that nominal rates are unlikely to decline further, we are not incentivized to keep the portfolio's average weighted maturity on the long side, and thus will probably allow it to shorten somewhat.

   CREDIT SUISSE ASSET MANAGEMENT, LLC


   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2003(2)

                                                 SINCE     INCEPTION
                 1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
                 ------   -------   --------   ---------   ---------
Common Class      0.72%    3.29%      4.13%     2.55%        4/16/85
Class A           0.47%      --         --      0.76%       11/30/01
Class B             --       --         --      0.15%(3)     5/01/03
Class C             --       --         --      0.15%(3)     5/01/03

----------
(1) Recent and any future declines in interest-rate levels could cause this Fund's earnings to fall below the Fund's expenses, resulting in a negative yield. CSAM has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time.
(2)  Returns assume reinvestment of dividends.
(3)  Returns for periods less than one year are not annualized.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2003 (Unaudited)

                                                                January 23, 2004

Dear Shareholder:

   For Credit Suisse New York Tax Exempt Fund (the "Fund"), the annualized current yields for the seven-day period ended December 31, 2003 were 0.58%(1) and 0.35%(1) (with waivers and reimbursements) for the Fund's Common Class and Class A shares, respectively. The Fund's average weighted maturity was 18 days at December 31, 2003, versus 51 days on December 31, 2002.

   2003 was a challenging year for New York issuers of municipal debt as well as money market vehicles more generally. In New York, both the state and New York City (I.E., the state's biggest municipality and issuer of municipal debt) endured budget negotiations whose difficult nature, even in the best of times, was amplified by the necessity for fiscal austerity to cope with anticipated shortfalls in public revenue. Not surprisingly, the state's municipalities issued new debt heavily in order to raise badly needed funds. Demand was sufficiently strong to absorb the new supply.

   As for money market vehicles, two factors exerted the biggest influence on investor demand, in our opinion. The first was that short-term interest rates were sufficiently low to compel many investors to look elsewhere for attractive yields. Nominal short-term interest rates started 2003 at 1.25% and were cut to 1.00% (the lowest such level since 1958) in June. While this provided a desirable backdrop for longer-maturity fixed income instruments, it also acted to reduce the relative attraction of the shortest maturities, which serve as the core holdings of money market portfolios. The second especially influential factor was that the U.S. economic recovery strengthened and gained momentum as the year progressed. Many investors thus became more comfortable with growth-oriented, comparatively risky financial assets and chose to withdraw cash from money market vehicles accordingly.

   Our investment approach during the year utilized two primary strategies in an attempt to preserve capital while maximizing the Fund's potential yield and return. First, we stuck to our discipline of concentrating the portfolio in securities of comparatively strong credit quality, such as those backed by bond insurance or a letter of credit. Second, we tried to buy opportunistically when we felt market-based rates fluctuated to attractively high levels.

   Looking ahead, we expect that the rebound in U.S. economic growth will prove sustainably strong, which has direct implications for interest rates and, therefore, money market funds as well. While we would not be surprised if the Federal Reserve (the "Fed") chose to raise interest rates as the economy strengthens, the potential timing of such a move is unclear. We also believe that the Fed may opt to stay on the monetary sidelines if rising GDP growth remains unaccompanied by rising inflation.

   With regard to strategy, the approach we took in 2003 remains intact. We continue to 1) emphasize higher-quality instruments (E.G., insured or backed by a letter of credit) and try to avoid issuers whose eventual ratings downgrade appears probable to us; and 2) make new purchases on an opportunistic basis when we see market-based rates as attractive.

   CREDIT SUISSE ASSET MANAGEMENT, LLC


   THE FUND'S DIVIDENDS ARE DERIVED FROM INTEREST ON NEW YORK MUNICIPAL OBLIGATIONS THAT ARE EXEMPT FROM REGULAR FEDERAL INCOME TAXES AND FROM NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES. SOME INCOME FROM THE FUND THAT IS EXEMPT FROM REGULAR FEDERAL TAXES MAY BE SUBJECT TO STATE AND CITY TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX. THIS FUND MAY BE MORE VOLATILE THAN A MORE GEOGRAPHICALLY DIVERSE MUNICIPAL FUND. IN THE AFTERMATH OF THE TERRORIST ATTACK ON SEPTEMBER 11, 2001, ISSUERS OF MUNICIPAL SECURITIES IN NEW YORK STATE AND NEW YORK CITY HAVE SUFFERED FINANCIAL DIFFICULTIES, WHICH COULD ADVERSELY AFFECT THE ABILITY OF THOSE ISSUERS TO MAKE PROMPT PAYMENTS OF PRINCIPAL AND INTEREST ON THEIR SECURITIES, AS WELL AS THE CREDIT RATING, MARKET VALUE AND YIELD OF SUCH SECURITIES. THE DEFAULT OR CREDIT-RATING DOWNGRADE OF ONE OF THESE ISSUERS COULD AFFECT THE MARKET VALUES AND MARKETABILITY OF ALL MUNICIPAL SECURITIES, THEREBY HURTING THE FUND'S PERFORMANCE. FURTHERMORE, IF THE FUND HAS DIFFICULTY FINDING ATTRACTIVE NEW YORK MUNICIPAL SECURITIES TO PURCHASE, THE FUND MAY PURCHASE SECURITIES THAT PAY INTEREST NOT EXEMPT FROM NEW YORK TAXES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2003(2)

                                                 SINCE     INCEPTION
                 1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
                 ------   -------   --------   ---------   ---------
Common Class      0.54%    1.95%      2.43%      1.51%       4/18/85
Class A           0.30%      --         --       0.46%      11/30/01

----------
(1) Recent and any future declines in interest-rate levels could cause this Fund's earnings to fall below the Fund's expenses, resulting in a negative yield. CSAM has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time.
(2)  Returns assume reinvestment of dividends.

CREDIT SUISSE CASH RESERVE FUND
SCHEDULE OF INVESTMENTS
December 31, 2003

      PAR                                                        RATINGS+
     (000)                                                     (S&P/MOODY'S)  MATURITY  RATE%      VALUE
     -----                                                     -------------  --------  -----      -----
ASSET BACKED COMMERCIAL PAPER (24.1%)
FINANCE (24.1%)
$    3,000  Barton Capital Corp.                                (A-1+ , P-1)  01/05/04  1.071  $  2,999,643
     2,500  Clipper Receivables Corp.                           (A-1 , P-1)   01/05/04  1.081     2,499,700
     3,000  Compass Securitization LLC.                         (A-1+ , P-1)  01/22/04  1.101     2,998,075
     3,050  Lexington Parker Capital Corp.                       (A-1 , NR)   01/05/04  1.100     3,049,627
     3,000  Old Line Funding Corp.                              (A-1+ , P-1)  01/15/04  1.091     2,998,728
     2,900  Preferred Receivables Funding                       (A-1 , P-1)   01/08/04  1.092     2,899,386
     2,900  Romulus Funding Corp.                               (A-1 , P-1)   01/16/04  1.151     2,898,611
                                                                                               ------------
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $20,343,770)                                           20,343,770
                                                                                               ------------
COMMERCIAL PAPER (14.0%)
BANKS (3.5%)
     3,000  Banque Generale du Luxembourg                       (A-1+ , P-1)  01/23/04  1.081     2,998,020
                                                                                               ------------
FINANCE (10.5%)
     3,500  Atlantis One Funding Corp.                          (A-1+ , P-1)  01/22/04  1.081     3,497,795
     2,500  Citigroup Global Markets Holdings, Inc.             (A-1+ , P-1)  01/08/04  1.091     2,499,470
     2,800  Morgan Stanley                                       (A+ , Aa3)   01/20/04  5.625     2,806,162
                                                                                               ------------
                                                                                                  8,803,427
                                                                                               ------------
TOTAL COMMERCIAL PAPER (Cost $11,801,447)                                                        11,801,447
                                                                                               ------------
VARIABLE RATE CORPORATE OBLIGATIONS (7.1%)
BANKS (3.5%)
     3,000  Bank One NA##                                        (A+ , Aa2)   01/02/04  1.040     2,999,956
                                                                                               ------------
FINANCE (3.6%)
     1,000  General Electric Capital Corp.##                     (AAA , Aaa)  01/22/04  1.270     1,000,525
     2,000  Merrill Lynch & Company, Inc.##                      (A+ , Aa3)   02/23/04  1.470     2,002,563
                                                                                               ------------
                                                                                                  3,003,088
                                                                                               ------------
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $6,003,044)                                       6,003,044
                                                                                               ------------
UNITED STATES AGENCY OBLIGATIONS (46.0%)
     6,000  Fannie Mae##                                         (AAA , Aaa)  03/15/04  1.080     5,998,560
     1,000  Fannie Mae Discount Notes                            (AAA , Aaa)  07/23/04  1.280       992,747
     1,500  Fannie Mae Discount Notes                            (AAA , Aaa)  09/13/04  1.340     1,485,707
       500  Fannie Mae Discount Notes                            (AAA , Aaa)  09/17/04  1.340       495,161
     2,500  Fannie Mae Discount Notes                            (AAA , Aaa)  10/15/04  1.310     2,473,800
     2,000  Fannie Mae Discount Notes                            (AAA , Aaa)  11/12/04  1.360     1,976,124
     2,000  Fannie Mae Note                                      (AAA , Aaa)  05/14/04  5.625     2,032,167
     7,000  Federal Home Loan Bank Bonds##                       (AAA , Aaa)  01/05/04  1.100     6,999,648
     2,600  Freddie Mac                                          (AAA , Aaa)  01/15/04  3.250     2,601,812
     2,600  Freddie Mac                                          (AAA , Aaa)  04/16/04  4.875     2,627,645
     3,000  Freddie Mac Discount Notes                           (AAA , Aaa)  01/08/04  1.080     2,999,370
     1,124  Freddie Mac Discount Notes                           (AAA , Aaa)  04/02/04  1.110     1,120,812
     3,000  Freddie Mac Discount Notes                           (AAA , Aaa)  04/05/04  1.085     2,991,410
     1,000  Freddie Mac Discount Notes                           (AAA , Aaa)  10/07/04  1.280       990,044
       500  Freddie Mac Discount Notes                           (AAA , Aaa)  10/07/04  1.310       494,906
     2,500  Freddie Mac Global Notes                             (AAA , Aaa)  07/15/04  3.000     2,525,744
                                                                                               ------------
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $38,805,657)                                        38,805,657
                                                                                               ------------

                 See Accompanying Notes to Financial Statements.

      PAR                                                        RATINGS+
     (000)                                                     (S&P/MOODY'S)  MATURITY  RATE%      VALUE
     -----                                                     -------------  --------  -----      -----
REPURCHASE AGREEMENT (15.7%)
$   13,203  Goldman Sachs Group, L.P. (Agreement dated
             12/31/03, to be repurchased at $13,203,704,
             collateralized by $7,455,000 Federal Home
             Loan Bank 1.875% due 6/15/06, and $17,788,303
             U.S. Treasury Strip 0.00% due 8/15/23.
             Market Value of collateral is $13,467,060)
             (Cost $13,203,000)                                 (A-1+ , P-1)  01/02/04  0.960  $ 13,203,000
                                                                                               ------------
TOTAL INVESTMENTS AT VALUE (106.9%) (Cost $90,156,918)                                           90,156,918
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.9%)                                                    (5,813,328)
                                                                                               ------------
NET ASSETS (100.0%)                                                                            $ 84,343,590
                                                                                               ============

                Average Weighted Maturity -- 56 days (Unaudited)

----------
+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

## The interest rate is as of December 31, 2003 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS
December 31, 2003

      PAR                                                        RATINGS+
     (000)                                                     (S&P/MOODY'S)  MATURITY  RATE%      VALUE
     -----                                                     -------------  --------  -----      -----
MUNICIPAL BONDS (98.2%)
$  2,000    Chautauqua County, NY, Industrial Development
             Agency, Red Wing Co. Project
             (Wachovia Bank LOC) VRDN##                          (NR , Aa2)   01/02/04  1.010  $  2,000,000
   1,300    Jay Street Development Corp., NY Certificates
             Facilities Lease Revenue Bonds, Jay Street
             Project, Series A-1
             (JP Morgan Chase & Co. LOC) VRDN##                (A1+ , VMIG1)  01/07/04  1.100     1,300,000
     600    Jay Street Development Corp.,
             NY Certificates Facilities Lease Revenue Bonds,
             Series A-1 (Depfa Bank PLC LOC) VRDN##            (A1+ , VMIG1)  01/07/04  1.080       600,000
     800    Long Island Power Authority, NY Electric System,
             Revenue Bonds, Series D (FSA LOC) VRDN##          (A1+ , VMIG1)  01/07/04  1.100       800,000
     275    Long Island Power Authority, NY Electric System,
             Revenue Bonds, Subseries 1B
             (State Street Bank & Trust Co. LOC) VRDN##         (A1+ , Aa2)   01/02/04  1.270       275,000
   1,000    Metropolitan Transportation Authority,
             New York Dedicated Tax Fund, Revenue Bonds,
             Series B (FSA Insured) VRDN##                       (A1+ , NR)   01/02/04  1.180     1,000,000
   1,600    Monroe County, NY, Industrial Development
             Agency, Revenue Bonds, St. Ann's Home for
             Aged Project (HSBC Bank USA LOC) VRDN##            (NR , VMIG1)  01/07/04  1.110     1,600,000
   1,000    Nassau County, NY, Industrial Development Civic
             Facility, Revenue Bonds, Refunding &
             Improvement, Cold Spring Harbor
             (Morgan Guaranty Trust LOC) VRDN##                  (A1+ , NR)   01/02/04  1.270     1,000,000
   1,900    New York State, General Obligation Unlimited,
             Environmental Quality, Series G (Westdeutsche
             Landesbank LOC) VRDN##                            (A1+ , VMIG1)  10/02/04  1.030     1,900,000
   1,000    New York State Dormitory Authority, Revenue
             Bonds, Certificates Series D, VRDN##                (AAA , NR)   01/02/04  0.990     1,000,000
   1,700    New York State Dormitory Authority, Revenue
             Bonds, Cornell University, Series B
             (Morgan Guaranty Trust LOC) VRDN##                (A1+ , VMIG1)  01/02/04  1.270     1,700,000
   1,570    New York State Housing Finance Agency,
             Revenue Bonds, Normandie City I Project
             (Landesbank Hessen-Thuringen LOC) VRDN##          (A1+ , VMIG1)  01/07/04  1.080     1,570,000
   2,000    New York State Local Government
             Assistance Corp., Revenue Bonds, Series B
             (Westdeutsche Landesbank and Bayerische
             Landesbank LOC) VRDN##                            (A1+ , VMIG1)  01/07/04  1.080     2,000,000
   1,400    New York State Power Authority, Revenue
             Bonds, Adjusted Subseries 5, VRDN##               (A-1 , VMIG1)  01/07/04  1.100     1,400,000

                 See Accompanying Notes to Financial Statements.

      PAR                                                        RATINGS+
     (000)                                                     (S&P/MOODY'S)  MATURITY  RATE%      VALUE
     -----                                                     -------------  --------  -----      -----
$    350    New York, NY, City Cultural Resources,
             Revenue Bonds, Solomon Guggenheim,
             Series B (Westdeutsche Landesbank LOC) VRDN##     (A1+ , VMIG1)  01/02/04  1.270  $    350,000
       0(1) New York, NY, City Industrial Development
             Agency, Revenue Bonds, Adjusted Abigail
             Press Incorporated Project
             (JP Morgan Chase & Co. LOC) VRDN##                  (A1+ , NR)   01/02/04  1.250           100
     700    New York, NY, City Industrial Development
             Agency Civic Facility, Revenue Bonds,
             National Audubon Society
             (Citibank N.A. LOC) VRDN##                          (A1+ , NR)   01/02/04  1.270       700,000
     200    New York, NY, City Municipal Water Finance
             Authority Water & Sewer Systems,
             Revenue Bonds, Adjusted
             Series C (FGIC Insured) VRDN##                    (A1+ , VMIG1)  01/02/04  1.270       200,000
   1,600    New York, NY, City Transitional Finance
             Authority, NYC Recovery Series 3, Subseries
             3H (Bank of New York LOC) VRDN##                  (A1+ , VMIG1)  01/02/04  1.280     1,600,000
     600    New York, NY, City Transitional Finance
             Authority, Revenue Bonds, NYC Recovery
             Series 1, Subseries 1D (Landesbank
             Hessen-Thuringen LOC) VRDN##                      (A1+ , VMIG1)  01/02/04  1.270       600,000
     200    New York, NY, City Transitional Finance
             Authority, Revenue Bonds, NYC Recovery
             Series 3, Subseries 3E
             (Bank of New York LOC) VRDN##                     (A1+ , VMIG1)  01/02/04  1.270       200,000
   1,000    New York, NY, General Obligation Unlimited,
             Adjusted Subseries H-2
             (Bank of Nova Scotia LOC) VRDN##                  (A-1 , VMIG1)  01/07/04  1.050     1,000,000
     400    New York, NY, General Obligation Unlimited,
             Series B2- Subseries B9
             (JP Morgan Chase & Co. LOC) VRDN##                (A1+ , VMIG1)  01/07/04  1.120       400,000
     300    New York, NY, General Obligation Unlimited,
             Subseries A-5 (KBC Bank LOC) VRDN##               (A-1 , VMIG1)  01/02/04  1.270       300,000
     700    New York, NY, General Obligation Unlimited,
             Subseries A-7
             (Morgan Guaranty Trust LOC) VRDN##                (A1+ , VMIG1)  01/02/04  1.270       700,000
   1,915    New York, NY, General Obligation Unlimited,
             Subseries A-8 (AMBAC Insurance) VRDN##            (A1+ , VMIG1)  01/07/04  1.050     1,915,000
   1,300    New York, NY, General Obligation Unlimited,
             Subseries A-8
             (Morgan Guaranty Trust LOC) VRDN##                (A1+ , VMIG1)  01/02/04  1.270     1,300,000

                 See Accompanying Notes to Financial Statements.

      PAR                                                        RATINGS+
     (000)                                                     (S&P/MOODY'S)  MATURITY  RATE%      VALUE
     -----                                                     -------------  --------  -----      -----
$    500    New York, NY, General Obligation Unlimited,
             Subseries A-8
             (Morgan Guaranty Trust LOC) VRDN##                (A1+ , VMIG1)  01/02/04  1.270  $    500,000
   1,800    New York, NY, Housing Development Corp.,
             Revenue Bonds, Multifamily Columbus
             Apartments, Series A (FNMA LOC) VRDN##              (A1+ , NR)   01/07/04  1.100     1,800,000
   1,300    Niagara Falls, NY, Bridging Community Toll,
             Revenue Bonds, Adjusted Fixed Series A
             (FGIC Insured) VRDN##                             (A1+ , VMIG1)  01/07/04  1.050     1,300,000
     965    Tompkins County, NY, Indistrial Development
             Agency, Revenue Bonds, Civic Facility,
             Series A (HSBC Bank LOC) VRDN##                    (NR , VMIG1)  01/02/04  1.220       965,000
   3,995    Triborough Bridge and Tunnel Authority NY,
             Floater- PA 956, VRDN##                             (A-1 , NR)   01/02/04  1.280     3,995,000
   1,500    Yonkers, NY, Industrial Development Agency,
             Revenue Bonds, Merlots Series A01, VRDN##          (NR , VMIG1)  01/07/04  1.220     1,500,000
                                                                                               ------------
TOTAL MUNICIPAL BONDS (Cost $37,470,100)                                                         37,470,100
                                                                                               ------------
TOTAL INVESTMENTS AT VALUE (98.2%) (Cost $37,470,100)                                            37,470,100
OTHER ASSETS IN EXCESS OF LIABILITIES (1.8%)                                                        671,611
                                                                                               ------------
NET ASSETS (100.0%)                                                                            $ 38,141,711
                                                                                               ============

                Average Weighted Maturity -- 18 days (Unaudited)

                            INVESTMENT ABBREVIATIONS
                        AMBAC = Ambac Assurance Corporation
                         FGIC = Financial Guaranty Insurance Company
                         FNMA = Federal National Mortgage Association
                          FSA = Financial Security Assurance, Inc.
                          LOC = Letter of Credit
                           NR = Not Rated
                         VRDN = Variable Rate Demand Note

----------
+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

## The interest rate is as of December 31, 2003 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

(1)  Amount represents less than $1,000 par.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2003

                                                               CASH             NEW YORK
                                                           RESERVE FUND     TAX EXEMPT FUND
                                                          --------------    ---------------
ASSETS
    Investments at value (Cost $76,953,918 and
      $37,470,100, respectively) (Note 1)                 $   76,953,918    $    37,470,100
    Repurchase agreement at value (Cost $13,203,000 and
      $0, respectively) (Note 1)                              13,203,000                 --
    Cash                                                              87             32,156
    Receivable for fund shares sold                            1,157,234             68,676
    Interest receivable                                          196,978             69,899
    Receivable from investment adviser                                --              4,118
    Receivable for investments sold                                   --          1,100,889
    Prepaid expenses                                              53,423             37,145
                                                          --------------    ---------------
      Total Assets                                            91,564,640         38,782,983
                                                          --------------    ---------------
LIABILITIES
    Advisory fee payable (Note 2)                                    727                 --
    Administrative services fee payable (Note 2)                  16,196              9,234
    Distribution fee payable (Note 2)                                303                  4
    Payable for investments purchased                          6,999,648                 --
    Payable for fund shares redeemed                             140,096            593,014
    Dividend payable                                              25,752             11,757
    Directors' fee payable                                            90                 90
    Other accrued expenses payable                                38,238             27,173
                                                          --------------    ---------------
      Total Liabilities                                        7,221,050            641,272
                                                          --------------    ---------------
NET ASSETS
    Capital stock, $0.001 par value (Note 3)                      84,505             38,177
    Paid-in capital (Note 3)                                  84,570,376         38,125,808
    Accumulated net realized loss on investments               (311,291)            (22,274)
                                                          --------------    ---------------
      Net Assets                                          $   84,343,590    $    38,141,711
                                                          ==============    ===============
COMMON SHARES
    Net assets                                            $   82,990,435    $    38,120,549
    Shares outstanding                                        83,152,946         38,155,934
                                                          --------------    ---------------
      Net asset value, offering price, and redemption
        price per share                                   $         1.00    $          1.00
                                                          ==============    ===============
A SHARES
    Net assets                                            $    1,246,795    $        21,162
    Shares outstanding                                         1,246,433             21,170
                                                          --------------    ---------------
      Net asset value, offering price, and redemption
        price per share                                   $         1.00    $          1.00
                                                          ==============    ===============
B SHARES
    Net assets                                            $       60,339                 NA
    Shares outstanding                                            60,202                 NA
                                                          --------------    ---------------
      Net asset value, offering price, and redemption
        price per share                                   $         1.00                 NA
                                                          ==============    ===============
C SHARES
    Net assets                                            $       46,021                 NA
    Shares outstanding                                            45,917                 NA
                                                          --------------    ---------------
      Net asset value, offering price, and redemption
        price per share                                   $         1.00                 NA
                                                          ==============    ===============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2003

                                                              CASH             NEW YORK
                                                           RESERVE FUND     TAX EXEMPT FUND
                                                          --------------    ---------------
INTEREST INCOME (Note 1)                                  $    1,478,107    $     1,088,385
                                                          --------------    ---------------
EXPENSES
    Investment advisory fees (Note 2)                            417,859            253,819
    Administrative services fees (Note 2)                        191,547            165,391
    Distribution fees (Note 2)                                     4,216                 61
    Transfer agent fees                                          108,793             18,678
    Legal fees                                                    72,653             41,627
    Registration fees                                             56,594             31,392
    Printing fees (Note 2)                                        26,595             23,082
    Audit fees                                                    25,825             26,636
    Directors' fees                                               15,992             15,992
    Custodian fees                                                12,085              8,589
    Insurance expense                                             11,908             10,700
    Miscellaneous expense                                          8,565              9,307
                                                          --------------    ---------------
      Total expenses                                             952,632            605,274
    Less: fees waived (Note 2)                                  (358,477)           (78,438)
                                                          --------------    ---------------
      Net expenses                                               594,155            526,836
                                                          --------------    ---------------
        Net investment income                                    883,952            561,549
                                                          --------------    ---------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                         16,484            (18,733)
                                                          --------------    ---------------
    Net increase in net assets resulting from operations  $      900,436    $       542,816
                                                          ==============    ===============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                  CASH RESERVE FUND                   NEW YORK TAX EXEMPT FUND
                                         -------------------------------------   -------------------------------------
                                           FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                               ENDED               ENDED               ENDED               ENDED
                                         DECEMBER 31, 2003   DECEMBER 31, 2002   DECEMBER 31, 2003   DECEMBER 31, 2002
                                         -----------------   -----------------   -----------------   -----------------
FROM OPERATIONS
  Net investment income                  $         883,952   $       2,868,600   $         561,549   $       1,380,398
  Net realized gain (loss)
    from investments                                16,484            (246,467)            (18,733)                155
                                         -----------------   -----------------   -----------------   -----------------
    Net increase in net assets
      resulting from operations                    900,436           2,622,133             542,816           1,380,553
                                         -----------------   -----------------   -----------------   -----------------
FROM DIVIDENDS
  Dividends from net investment income
    Common Class Shares                           (862,082)         (2,875,574)           (561,471)         (1,380,232)
    Class A Shares                                  (7,590)             (7,157)                (78)               (166)
    Class B Shares                                     (84)                 --                  --                  --
    Class C Shares                                     (65)                 --                  --                  --
                                         -----------------   -----------------   -----------------   -----------------
    Net decrease in net assets
      resulting from dividends                    (869,821)         (2,882,731)           (561,549)         (1,380,398)
                                         -----------------   -----------------   -----------------   -----------------
FROM CAPITAL SHARE
  TRANSACTIONS (Note 3)
  Proceeds from sale of shares                 525,939,171         763,895,569         233,273,590         263,891,050
  Reinvestment of dividends                        317,836           1,151,887              46,677             243,105
  Net asset value of shares redeemed          (581,864,671)       (926,533,330)       (312,915,128)       (333,064,869)
                                         -----------------   -----------------   -----------------   -----------------
    Net decrease in net assets from
      capital share transactions               (55,607,664)       (161,485,874)        (79,594,861)        (68,930,714)
                                         -----------------   -----------------   -----------------   -----------------
  Increase due to capital contribution
    from adviser (Note 2)                          150,000                  --                  --                  --
                                         -----------------   -----------------   -----------------   -----------------
  Net decrease in net assets                   (55,427,049)       (161,746,472)        (79,613,594)        (68,930,559)
NET ASSETS
  Beginning of year                            139,770,639         301,517,111         117,755,305         186,685,864
                                         -----------------   -----------------   -----------------   -----------------
  End of year                            $      84,343,590   $     139,770,639   $      38,141,711   $     117,755,305
                                         =================   =================   =================   =================
  Distributions in excess of net
    investment income                    $              --   $         (14,131)  $              --   $              --
                                         =================   =================   =================   =================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

                                                                    FOR THE YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------
                                                       2003         2002         2001         2000        1999
                                                    ----------   ----------   ----------   ----------   ----------
PER SHARE DATA
  Net asset value, beginning of year                $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                                    ----------   ----------   ----------   ----------   ----------
INVESTMENT OPERATIONS
  Net investment income                                 0.0074       0.0125       0.0371       0.0592       0.0464
  Net loss on investments
    (both realized and unrealized)                     (0.0014)          --           --           --           --
                                                    ----------   ----------   ----------   ----------   ----------
      Total from investment operations                  0.0060       0.0125       0.0371       0.0592       0.0464
                                                    ----------   ----------   ----------   ----------   ----------
LESS DIVIDENDS
  Dividends from net investment income                 (0.0072)     (0.0125)     (0.0371)     (0.0592)     (0.0464)
                                                    ----------   ----------   ----------   ----------   ----------
INCREASE DUE TO CAPITAL CONTRIBUTION                    0.0012           --           --           --           --
                                                    ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF YEAR                        $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                                    ==========   ==========   ==========   ==========   ==========
      Total return(1)                                     0.72%        1.25%        3.77%        6.08%        4.74%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)            $   82,990   $  138,095   $  301,516   $  343,623   $  463,971
    Ratio of expenses to average net assets(2)            0.49%        0.55%        0.55%        0.57%        0.56%
    Ratio of net investment income to average
      net assets                                          0.74%        1.38%        3.85%        5.07%        4.66%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                0.30%        0.14%        0.11%        0.11%        0.12%

----------
(1) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .02%, and .01% for the years ended December 31, 2000 and 1999, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements was .55% for each of the years ended December 31, 2000 and 1999, respectively. For the years ended December 31, 2003, 2002, and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                                  -------------------------------------------
                                                                      2003            2002          2001(1)
                                                                  -----------     -----------     -----------
PER SHARE DATA
  Net asset value, beginning of period                            $    1.0000     $    1.0000     $    1.0000
                                                                  -----------     -----------     -----------
INVESTMENT OPERATIONS
  Net investment income                                                0.0050          0.0100          0.0011
  Net loss on investments (both realized and unrealized)              (0.0019)             --              --
                                                                  -----------     -----------     -----------
      Total from investment operations                                 0.0031          0.0100          0.0011
                                                                  -----------     -----------     -----------
LESS DIVIDENDS
  Dividends from net investment income                                (0.0047)        (0.0100)        (0.0011)
                                                                  -----------     -----------     -----------
INCREASE DUE TO CAPITAL CONTRIBUTION                                   0.0016              --              --
                                                                  -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD                                    $    1.0000     $    1.0000     $    1.0000
                                                                  ===========     ===========     ===========
      Total return(2)                                                    0.47%           1.01%           0.11%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                        $     1,247     $     1,676     $         1
    Ratio of expenses to average net assets                              0.74%           0.80%           0.80%(3)
    Ratio of net investment income to average net assets                 0.49%           1.01%           1.43%(3)
    Decrease reflected in above operating expense ratios due to
      waivers/reimbursements                                             0.30%           0.19%           0.37%(3)

----------
(1)  For the period November 30, 2001 (inception date) through December 31,
     2001.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For Class B and Class C Shares of the Fund Outstanding Throughout the Period)

                                                                  FOR THE PERIOD ENDED DECEMBER 31, 2003(1)
                                                                  -----------------------------------------
                                                                       CLASS B                CLASS C
                                                                  ------------------     ------------------
PER SHARE DATA
  Net asset value, beginning of period                            $           1.0000     $           1.0000
                                                                  ------------------     ------------------
INVESTMENT OPERATIONS
  Net investment income                                                       0.0016                 0.0016
  Net loss on investments
    (both realized and unrealized)                                           (0.0022)               (0.0022)
                                                                  ------------------     ------------------
      Total from investment operations                                       (0.0006)               (0.0006)
                                                                  ------------------     ------------------
LESS DIVIDENDS
  Dividends from net investment income                                       (0.0015)               (0.0015)
                                                                  ------------------     ------------------
INCREASE DUE TO CAPITAL CONTRIBUTION                                          0.0021                 0.0021
                                                                  ------------------     ------------------
NET ASSET VALUE, END OF PERIOD                                    $           1.0000     $           1.0000
                                                                  ==================     ==================
      Total return(2)                                                           0.15%                  0.15%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                        $               60     $               46
    Ratio of expenses to average net assets(3)                                  0.94%                  0.94%
    Ratio of net investment income to average net assets(3)                     0.24%                  0.24%
    Decrease reflected in above operating expense ratios due to
      waivers/reimbursements(3)                                                 0.40%                  0.40%

----------
(1)  For the period May 1, 2003 (inception date) through December 31, 2003.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

                                                                    FOR THE YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------
                                                       2003         2002         2001         2000         1999
                                                    ----------   ----------   ----------   ----------   ----------
PER SHARE DATA
  Net asset value, beginning of year                $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                                    ----------   ----------   ----------   ----------   ----------
INVESTMENT OPERATIONS
  Net investment income                                 0.0055       0.0090       0.0202       0.0341       0.0267
  Net loss on investments
    (both realized and unrealized)                     (0.0001)          --           --           --           --
                                                    ----------   ----------   ----------   ----------   ----------
      Total from investment operations                  0.0054       0.0090       0.0202       0.0341       0.0267
                                                    ----------   ----------   ----------   ----------   ----------
LESS DIVIDENDS
  Dividends from net investment income                 (0.0054)     (0.0090)     (0.0202)     (0.0341)     (0.0267)
                                                    ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF YEAR                        $   1.0000   $   1.0000   $   1.0000   $   1.0000   $   1.0000
                                                    ==========   ==========   ==========   ==========   ==========
      Total return(1)                                     0.54%        0.90%        2.13%        3.46%        2.70%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)            $   38,121   $  117,734   $  186,685   $  197,544   $  181,842
    Ratio of expenses to average net assets(2)            0.52%        0.55%        0.55%        0.57%        0.56%
    Ratio of net investment income to average
      net assets                                          0.55%        0.92%        2.11%        3.39%        2.68%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                0.08%        0.08%        0.15%        0.11%        0.13%

----------
(1) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .02% and .01% for the years ended December 31, 2000 and 1999, respectively. The Common Class shares' net operating expense ratio after reflecting these arrangements was .55% for each of the years ended December 31, 2000 and 1999, respectively. For the years ended December 31, 2003, 2002, and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                  FOR THE YEAR ENDED DECEMBER 31,
                                                               ------------------------------------
                                                                  2003          2002       2001(1)
                                                               ----------   ----------   ----------
PER SHARE DATA
  Net asset value, beginning of period                         $   1.0000   $   1.0000   $   1.0000
                                                               ----------   ----------   ----------
INVESTMENT OPERATIONS
  Net investment income                                            0.0031       0.0062       0.0004
  Net loss on investments (both realized and unrealized)          (0.0001)          --           --
                                                               ----------   ----------   ----------
      Total from investment operations                             0.0030       0.0062       0.0004
                                                               ----------   ----------   ----------
LESS DIVIDENDS
  Dividends from net investment income                            (0.0030)     (0.0062)     (0.0004)
                                                               ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                                 $   1.0000   $   1.0000   $   1.0000
                                                               ==========   ==========   ==========
      Total return(2)                                                0.30%        0.62%        0.04%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $       21   $       21   $        1
    Ratio of expenses to average net assets                          0.77%        0.80%        0.80%(3)
    Ratio of net investment income to average net assets             0.30%        0.59%        0.50%(3)
    Decrease reflected in above operating expense ratios due
      to waivers/reimbursements                                      0.08%        0.08%        0.15%(3)

----------
(1)  For the period November 30, 2001 (inception date) through December 31,
     2001.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Cash Reserve Fund, Inc. ("Cash Reserve") and the Credit Suisse New York Tax Exempt Fund, Inc. ("New York Tax Exempt") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. Cash Reserve and New York Tax Exempt (each, a "Fund" and collectively, the "Funds") were incorporated under the laws of the state of Maryland on November 15, 1984, and October 31, 1984, respectively.

   The investment objective of Cash Reserve is to provide investors with high current income consistent with liquidity and stability of principal. The investment objective of New York Tax Exempt is to provide investors with as high a level of current interest income exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity.

   Cash Reserve offers four classes of shares: Common Class, Class A, Class B and Class C shares. New York Tax Exempt offers two classes of shares: Common Class and Class A shares. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that it bears different expenses, which reflect the difference in the range of services provided to them.

   Each Fund is considered to be a separate entity for financial reporting and tax purposes. It is the policy of each Fund to maintain a stable net asset value of $1.00 per share. Each Fund has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share.

   A) SECURITY VALUATION -- The net asset value of each Fund is determined at 1:00 p.m. eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed: New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Each Fund's investments are valued under the amortized cost method, which has been determined by the Funds' Board of Directors to represent the fair value of the Funds' investments. Amortized cost involves valuing a Fund's holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize each Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually, although each Fund may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) REPURCHASE AGREEMENTS -- Each Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Fund acquires a security subject to an obligation of the seller to repurchase the security. Securities pledged as collateral for repurchase agreements are held by the Fund's broker until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   G) OTHER -- Under normal market conditions, New York Tax Exempt invests at least 80% of net assets, plus any borrowings for investment purposes, in New York municipal securities. Accordingly, this Fund may be riskier than a more geographically-diverse municipal fund.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment adviser for the Funds. For its investment advisory services, CSAM is entitled to receive a fee from each Fund at an annual rate of 0.35% and 0.25% of the average daily net assets for Cash Reserve and New York Tax Exempt, respectively.

   For the year ended December 31, 2003, investment advisory fees earned and voluntarily waived were as follows:

                                                 GROSS                      NET
                                                ADVISORY                  ADVISORY
   FUND                                           FEE        WAIVER         FEE
   ----                                        ---------   ----------    ---------
   Cash Reserve                                $ 417,859   $ (358,477)   $  59,382
   New York Tax Exempt                           253,819      (78,438)     175,381

   During the year ended December 31, 2003, CSAM voluntarily contributed capital to Cash Reserve in the amount of $150,000 to offset the effect of realized losses. CSAM received no shares of common stock in exchange for this contribution, which increased the net asset value of the Fund. For tax purposes, this capital contribution was applied against realized losses for the year ended December 31, 2003. Such amount has been recorded as additional paid-in capital in the Statement of Assets and Liabilities.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Funds.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets. For the year ended December 31, 2003, co-administrative services fees earned by

CSAMSI were as follows:

           FUND                                     CO-ADMINISTRATION FEE
           ----                                     ---------------------
           Cash Reserve                                    $  119,389
           New York Tax Exempt                                101,528

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based on the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------                      -----------
           First $5 billion                  0.050% of average daily net assets
           Next $5 billion                   0.035% of average daily net assets
           Over $10 billion                  0.020% of average daily net assets

   For the year ended December 31, 2003, co-administrative services fees earned by SSB (including out-of-pocket fees) were as follows:

           FUND                                     CO-ADMINISTRATION FEE
           ----                                     ---------------------
           Cash Reserve                                    $  72,158
           New York Tax Exempt                                63,863

   In addition to serving as each Fund's co-administrator, CSAMSI serves as distributor of each Fund's shares. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares of each Fund. The maximum amount payable of the Class B and Class C shares of Cash Reserve is 0.75% of its average daily net assets. Class B and Class C shares of Cash Reserve pay these fees at the annual rate of 0.45% of its average net assets. Common Class shares of the Funds do not bear distribution expenses. CSAMSI may use this fee to compensate service organizations for distribution services. For the year ended December 31, 2003, distribution fees paid to CSAMSI were as follows:

           FUND                                     DISTRIBUTION FEE
           ----                                     ----------------
           Cash Reserve
            Class A                                     $  3,906
            Class B                                          176
            Class C                                          134
                                                        --------
                                                        $  4,216
                                                        ========
           New York Tax Exempt
            Class A                                     $     61
                                                        ========

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the year ended December 31, 2003, Merrill was paid for its services by the Funds as follows:

           FUND                                            AMOUNT
           ----                                            ------
           Cash Reserve                                   $ 9,778
           New York Tax Exempt                              9,718

NOTE 3. CAPITAL SHARE TRANSACTIONS

   Cash Reserve is authorized to issue six billion full and fractional shares of capital stock, $0.001 par value per share, of which one billion shares are classified as Common Class shares, one billion shares are classified as Class A shares, one billion shares are classified as Class B shares and one billion shares are classified as Class C shares. New York Tax Exempt is authorized to issue four billion full and fractional shares of capital stock, $0.001 par value per share, of which one billion shares are classified as Common Class shares and one billion shares are classified as Class A shares. Transactions in shares of each Fund were as follows:

                                                              CASH RESERVE
                                ------------------------------------------------------------------------
                                                              COMMON CLASS
                                ------------------------------------------------------------------------
                                                           FOR THE YEAR ENDED
                                ------------------------------------------------------------------------
                                          DECEMBER 31, 2003                     DECEMBER 31, 2002
                                ------------------------------------------------------------------------
                                     SHARES             VALUE             SHARES             VALUE
                                ---------------    ---------------    ---------------    ---------------
Shares sold                         520,418,561    $   520,418,561        761,897,915    $   761,897,915
                                ---------------    ---------------    ---------------    ---------------
Shares issued in reinvestment
  of dividends                          311,899            311,899          1,144,952          1,144,952
Shares redeemed                    (576,012,469)      (576,012,469)      (926,205,948)      (926,205,948)
                                ---------------    ---------------    ---------------    ---------------
Net decrease                        (55,282,009)   $   (55,282,009)      (163,163,081)   $  (163,163,081)
                                ===============    ===============    ===============    ===============

                                                                 CLASS A
                                ------------------------------------------------------------------------
                                                           FOR THE YEAR ENDED
                                ------------------------------------------------------------------------
                                          DECEMBER 31, 2003                     DECEMBER 31, 2002
                                ------------------------------------------------------------------------
                                     SHARES             VALUE             SHARES             VALUE
                                ---------------    ---------------    ---------------    ---------------
Shares sold                           5,357,497    $     5,357,497          1,997,654    $     1,997,654
Shares issued in reinvestment
  of dividends                            5,873              5,873              6,935              6,935
Shares redeemed                      (5,795,144)        (5,795,144)          (327,382)          (327,382)
                                ---------------    ---------------    ---------------    ---------------
Net increase (decrease)                (431,774)   $      (431,774)         1,677,207    $     1,677,207
                                ===============    ===============    ===============    ===============

                                             CLASS B                               CLASS C
                                ------------------------------------------------------------------------
                                        FOR THE PERIOD ENDED               FOR THE PERIOD ENDED
                                        DECEMBER 31, 2003(1)               DECEMBER 31, 2003(1)
                                ------------------------------------------------------------------------
                                     SHARES             VALUE             SHARES             VALUE
                                ---------------    ---------------    ---------------    ---------------
Shares sold                             117,222    $       117,222             45,891    $        45,891
Shares issued in reinvestment
  of dividends                               38                 38                 26                 26
Shares redeemed                         (57,058)           (57,058)                --                 --
                                ---------------    ---------------    ---------------    ---------------
Net increase                             60,202    $        60,202             45,917    $        45,917
                                ===============    ===============    ===============    ===============

----------
(1)  For the period May 1, 2003 (inception date) through December 31, 2003.

                                                          NEW YORK TAX EXEMPT
                                ------------------------------------------------------------------------
                                                              COMMON CLASS
                                ------------------------------------------------------------------------
                                                          FOR THE YEAR ENDED
                                ------------------------------------------------------------------------
                                         DECEMBER 31, 2003                      DECEMBER 31, 2002
                                ------------------------------------------------------------------------
                                     SHARES             VALUE             SHARES             VALUE
                                ---------------    ---------------    ---------------    ---------------
Shares sold                         233,273,590    $   233,273,590        262,836,050    $   262,836,050
Shares issued in reinvestment
  of dividends                           46,618             46,618            242,994            242,994
Shares redeemed                    (312,915,128)      (312,915,128)      (332,029,869)      (332,029,869)
                                ---------------    ---------------    ---------------    ---------------
Net decrease                        (79,594,920)   $   (79,594,920)       (68,950,825)   $   (68,950,825)
                                ===============    ===============    ===============    ===============

                                                               CLASS A
                                ------------------------------------------------------------------------
                                                          FOR THE YEAR ENDED
                                ------------------------------------------------------------------------
                                         DECEMBER 31, 2003                     DECEMBER 31, 2002
                                ------------------------------------------------------------------------
                                     SHARES             VALUE             SHARES             VALUE
                                ---------------    ---------------    ---------------    ---------------
Shares sold                                  --    $            --          1,055,000    $     1,055,000
Shares issued in reinvestment
  of dividends                               59                 59                111                111
Shares redeemed                              --                 --         (1,035,000)        (1,035,000)
                                ---------------    ---------------    ---------------    ---------------
Net increase                                 59    $            59             20,111    $        20,111
                                ===============    ===============    ===============    ===============

   On December 31, 2003, the number of shareholders that held 5% or more of the outstanding shares of each Fund was as follows:

                                    NUMBER OF       APPROXIMATE PERCENTAGE
           FUND                   SHAREHOLDERS       OF OUTSTANDING SHARES
           ----                   ------------       ---------------------
           Cash Reserve
            Common Class                5                     53%
            Class A                     6                     61%
            Class B                     2                     99%
           New York Tax Exempt
            Common Class                4                     86%
            Class A                     1                     95%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 4. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

   The tax characteristics of dividends and distributions paid during the years ended December 31, 2003 and 2002, respectively, by the Funds were as follows:

   FUND                                ORDINARY INCOME            TAX EXEMPT INCOME
   ----                          -------------------------   -------------------------
                                     2003          2002          2003          2002
                                  -----------   ----------   -----------   -----------
   Cash Reserve                   $   869,821   $ 2,882,731   $        --   $        --
   New York Tax Exempt                  1,363            --       560,186     1,380,398

   At December 31, 2003, the components of distributable earnings on a tax basis for the Funds were as follows:

                               CASH RESERVE    NEW YORK TAX EXEMPT
                               ------------    -------------------
   Accumulated realized loss   $   (311,291)      $    (22,274)

   At December 31, 2003, the Funds had capital loss carryforwards available to offset possible future capital gains as follows:

   FUND                                        EXPIRES DECEMBER 31,
   ----                           -----------------------------------------------------
                                     2007          2009          2010          2011
                                  -----------   -----------   -----------   -----------
   Cash Reserve                   $    64,825   $        --   $   246,466   $        --
   New York Tax Exempt                     --         3,541            --        18,733

   The Cash Reserve Fund utilized net capital loss carryforwards of $16,483 during 2003.

   At December 31, 2003, the identified cost for federal income tax purposes was as follows:

           FUND                                       IDENTIFIED COST
           ----                                       ---------------
           Cash Reserve                                $  90,156,918
           New York Tax Exempt                            37,470,100

NOTE 5. CONTINGENCIES

   In the normal course of business, each Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE FUNDS
REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of Credit Suisse Cash Reserve Fund, Inc. and
Credit Suisse New York Tax Exempt Fund, Inc.:

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Cash Reserve Fund, Inc. and Credit Suisse New York Tax Exempt Fund, Inc. (the "Funds") at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 3, 2004

CREDIT SUISSE FUNDS
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                             TERM                                           NUMBER OF
                                             OF OFFICE(1)                                   PORTFOLIOS IN
                                             AND                                            FUND
                            POSITION(S)      LENGTH         PRINCIPAL                       COMPLEX         OTHER
NAME, ADDRESS AND           HELD WITH        OF TIME        OCCUPATION(S) DURING            OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH               FUND             SERVED         PAST FIVE YEARS                 DIRECTOR        HELD BY DIRECTOR
------------------------    --------------   ------------   ----------------------------    -------------   ----------------
INDEPENDENT DIRECTORS

Richard H. Francis          Director,        Since          Currently retired               43              None
c/o Credit Suisse Asset     Nominating       1999
Management, LLC             and
466 Lexington Avenue        Audit
New York, New York          Committee
10017-3140                  Member

Date of Birth: 04/23/32

Jeffrey E. Garten(2)        Director,        Since          Dean of Yale School of          42              Director of
Box 208200                  Nominating       1998           Management and William                          Aetna, Inc.
New Haven, Connecticut      and                             S. Beinecke Professor in the                    (insurance
06520-8200                  Audit                           Practice of International                       company);
                            Committee                       Trade and Finance (11/95 --                     Director of
Date of Birth: 10/29/46     Member                          present)                                        Calpine
                                                                                                            Corporation
                                                                                                            (energy
                                                                                                            provider);
                                                                                                            Director of
                                                                                                            CarMax Group
                                                                                                            (used car
                                                                                                            dealers)

----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.
(2) Mr. Garten was initially appointed as a Director of the Fund on February 6, 1998. He resigned as Director on February 3, 2000, and was subsequently re-appointed on December 21, 2000.

                                             TERM                                           NUMBER OF
                                             OF OFFICE(1)                                   PORTFOLIOS IN
                                             AND                                            FUND
                            POSITION(S)      LENGTH         PRINCIPAL                       COMPLEX         OTHER
NAME, ADDRESS AND           HELD WITH        OF TIME        OCCUPATION(S) DURING            OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH               FUND             SERVED         PAST FIVE YEARS                 DIRECTOR        HELD BY DIRECTOR
------------------------    --------------   ------------   ----------------------------    -------------   ----------------
INDEPENDENT DIRECTORS

Peter F. Krogh              Director,        Since          Dean Emeritus and               42              Director
301 ICC                     Nominating       2001           Distinguished Professor                         of Carlisle
Georgetown University       and Audit                       of International Affairs at                     Companies
Washington, DC 20057        Committee                       the Edmund A. Walsh                             Incorporated
                            Member                          School of Foreign                               (diversified
Date of Birth: 02/11/37                                     Service, Georgetown                             manufacturing
                                                            University (6/95 --                             company);
                                                            present); Moderator of                          Member of
                                                            PBS foreign affairs                             Selection
                                                            television series                               Committee
                                                            (1988 -- 2000)                                  for Truman
                                                                                                            Scholars and
                                                                                                            Henry Luce
                                                                                                            Scholars; Senior
                                                                                                            Associate of
                                                                                                            Center for
                                                                                                            Strategic and
                                                                                                            International
                                                                                                            Studies; Trustee
                                                                                                            of numerous
                                                                                                            world affairs
                                                                                                            organizations

James S. Pasman, Jr.        Director,        Since          Currently retired               44              Director of
c/o Credit Suisse Asset     Nominating       1999                                                           Education
Management, LLC             and Audit                                                                       Management
466 Lexington Avenue        Committee                                                                       Corp.
New York, New York          Member
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport         Director,        Since          Partner of Lehigh Court,        44              None
Lehigh Court, LLC           Nominating       1999           LLC and RZ Capital
40 East 52nd Street         Committee                       (private investment
New York, New York          Member and                      firms) (7/02 -- present);
10022                       Audit                           Consultant to SunGard
                            Committee                       Securities Finance, Inc.
Date of Birth: 07/10/48     Chairman                        from February 2002 to
                                                            July 2002; President of
                                                            SunGard Securities
                                                            Finance, Inc. from 2001
                                                            to February 2002;
                                                            President of Loanet, Inc.
                                                            (on-line accounting
                                                            service) from 1997 to
                                                            2001

                                             TERM                                           NUMBER OF
                                             OF OFFICE(1)                                   PORTFOLIOS IN
                                             AND                                            FUND
                            POSITION(S)      LENGTH         PRINCIPAL                       COMPLEX         OTHER
NAME, ADDRESS AND           HELD WITH        OF TIME        OCCUPATION(S) DURING            OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH               FUND             SERVED         PAST FIVE YEARS                 DIRECTOR        HELD BY DIRECTOR
------------------------    --------------   ------------   ----------------------------    -------------   ----------------
INTERESTED DIRECTORS

Joseph D. Gallagher(3)      Director,        Since          Managing Director, Chief        45              None
Credit Suisse Asset         Chairman of      2003           Executive Officer of CSAM
Management, LLC             the Board                       and Global Chief Operating
466 Lexington Avenue        and Chief                       Officer of Credit Suisse
New York, New York          Executive                       Asset Management since 2003;
10017-3140                  Officer                         Global Chief Financial
                                                            Officer, Credit Suisse Asset
Date of Birth: 12/14/62                                     Management from 1999 to
                                                            2003; Chief Executive
                                                            Officer and Director of
                                                            Credit Suisse Asset
                                                            Management Limited, London,
                                                            England, from June 2000 to
                                                            2003; Director of Credit
                                                            Suisse Asset Management
                                                            Funds (UK) Limited, London,
                                                            England, from June 2000 to
                                                            2003; Managing Director,
                                                            Head -- Asian Corporate
                                                            Finance and M&A, Credit
                                                            Suisse First Boston, Hong
                                                            Kong, China, from January
                                                            1998 to May 1999

William W. Priest Jr.(4)    Director         Since          Co-Managing Partner,            49              Director of
Steinberg Priest &                           1999           Steinberg Priest & Sloane                       Globe Wireless,
Sloane                                                      Capital Management, LLC                         LLC (maritime
Capital Management, LLC                                     since March 2001; Chairman                      communications
12 East 49th Street                                         and Managing Director of                        company);
12th Floor                                                  CSAM from 2000 to February                      Director of
New York, New York                                          2001; Chief Executive Officer                   InfraRed X
10017                                                       and Managing Director of                        (medical device
                                                            CSAM from 1990 to 2000                          company
Date of Birth: 09/24/41

----------
(3) Mr. Gallagher is a Director who is an "interested person" of each Fund as defined in the 1940 Act, because he is an officer of CSAM.
(4) Mr. Priest is a Director who is an "interested person" of each Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                            TERM
                                            OF OFFICE(1)
                                            AND
                           POSITION(S)      LENGTH
NAME, ADDRESS AND          HELD WITH        OF TIME
DATE OF BIRTH              FUND             SERVED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------   --------------   ------------   ----------------------------------------------
OFFICERS

Hal Liebes                 Vice President   Since          Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset        and Secretary    1999           Associated with CSAM since 1997; Officer of other Credit
Management, LLC                                            Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 07/06/64

Michael A. Pignataro       Chief            Since          Director and Director of Fund Administration of CSAM;
Credit Suisse Asset        Financial        1999           Associated with CSAM since 1984; Officer of other Credit
Management, LLC            Officer and                     Suisse Funds
466 Lexington Avenue       Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Gregory N. Bressler        Assistant        Since          Director and Deputy General Counsel of CSAM; Associated
Credit Suisse Asset        Secretary        2000           with CSAM since January 2000; Associated with the law
Management, LLC                                            firm of Swidler Berlin Shereff Friedman LLP from 1996 to
466 Lexington Avenue                                       2000; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 11/17/66

Rocco A. Del Guercio       Assistant        Since          Vice President of CSAM; Associated with CSAM since
Credit Suisse Asset        Treasurer        1999           June 1996; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 04/28/63

Joseph Parascondola        Assistant        Since          Assistant Vice President of CSAM; Associated with CSAM
Credit Suisse Asset        Treasurer        2000           since April 2000; Assistant Vice President, Deutsche
Management, LLC                                            Asset Management from January 1999 to April 2000; Assistant
466 Lexington Avenue                                       Vice President, Weiss, Peck & Green LLC from November
New York, New York                                         1995 to December 1998; Officer of other Credit Suisse
10017-3140                                                 Funds

Date of Birth: 06/05/63


                                            TERM
                                            OF OFFICE(1)
                                            AND
                           POSITION(S)      LENGTH
NAME, ADDRESS AND          HELD WITH        OF TIME
DATE OF BIRTH              FUND             SERVED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------   --------------   ------------   ----------------------------------------------
OFFICERS

Robert M. Rizza            Assistant        Since          Assistant Vice President of CSAM; Associated with CSAM
Credit Suisse Asset        Treasurer        2002           since 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

   The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-222-8977.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
TAX INFORMATION LETTER (UNAUDITED)
December 31, 2003

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS

   In the twelve months ended December 31, 2003 (the end of the fiscal year), 99.76% of the dividends paid by the Fund were exempt-interest dividends for the purpose of federal income taxes and free from such taxes.

   In January 2004, you will be furnished with a schedule of the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Fund in 2003. It is suggested that you consult your tax advisor concerning the applicability of State and local taxes to dividends paid by the Fund during the year.

P.O. BOX 55030, BOSTON, MA 02205-5030
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[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSMMF-2-1203
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ITEM 2. CODE OF ETHICS.
The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 11(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2003. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) through (d). The information in the table below is provided for services rendered to the registrant by its principal auditors, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended December 31, 2002 and December 31, 2003.

                                          2002         2003
-------------------------------------------------------------
Audit Fees                              $ 18,923     $ 16,463
Audit-Related Fees(1)                         --        3,000
Tax Fees(2)                                2,675        2,327
All Other Fees                                --           --
Total                                   $ 21,598     $ 21,790

(1) Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements.

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended December 31, 2002 and December 31, 2003.

                                          2002         2003
-----------------------------------------------------------
Audit-Related Fees                        N/A          N/A
Tax Fees                                  N/A          N/A
All Other Fees                            N/A          N/A
Total                                     N/A          N/A

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(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee")
of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

                                          2002         2003
-----------------------------------------------------------
Audit-Related Fees                        N/A          N/A
Tax Fees                                  N/A          N/A
All Other Fees                            N/A          N/A
Total                                     N/A          N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to

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be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended December 31, 2002 and December 31, 2003:

                                          2002         2003
-----------------------------------------------------------
Audit-Related Fees                        N/A          N/A
Tax Fees                                  N/A          N/A
All Other Fees                            N/A          N/A
Total                                     N/A          N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended December 31, 2002 and December 31, 2003 were $2,675 and $5,327, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Form N-CSR disclosure requirement not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Form N-CSR disclosure requirement not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Form N-CSR disclosure requirement not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as

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defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"))
were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) The registrant's code of ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

            CREDIT SUISSE CASH RESERVE FUND, INC.

            /s/ Joseph D. Gallagher
            -----------------------
            Name:  Joseph D. Gallagher
            Title: Chief Executive Officer
            Date:  March 5, 2004

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Joseph D. Gallagher
            -----------------------
            Name:  Joseph D. Gallagher
            Title: Chief Executive Officer
            Date:  March 5, 2004

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            /s/ Michael A. Pignataro
            ------------------------
            Name:  Michael A. Pignataro
            Title: Chief Financial Officer
            Date:  March 5, 2004